CASH FLOW INFORMATION (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Investment activities
Investment in-kind in other related parties (Note 15)	$ 664,590	$ 666,068
Capitalization of interest on buildings in progress	172,875	68,668
Investing activities	837,465	$ 734,736
Financing activities
Contingent consideration payment with own shares	(870,795)
Financing activities	$ (870,795)